Business Combinations (Details) - Schedule of Preliminary Purchase Price Allocation to the Net Assets Acquired	9 Months Ended
Sep. 30, 2023 USD ($)
Provisional purchase consideration at preliminary fair value:
Cash	$ 4,000,000
Notes payable	500,000
Amount of consideration	4,500,000
Assets acquired and liabilities assumed at preliminary fair value
Cash	329,113
Accounts receivable	1,922,052
Inventory	9,997,332
Prepaids and other current assets	79,777
Property and equipment	545,670
Other assets	74,800
Marketing related intangibles	308,000
Accounts payable and accrued expenses	(6,116,883)
Net tangible assets acquired	7,139,861
Consideration paid	4,500,000
Preliminary gain on bargain purchase	$ (2,639,861)